Note 10 - Leases - Undiscounted Cash Flows of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
2021	$ 917
2022	689
2023	508
2024	229
2025	144
Thereafter	476
Total minimum lease payments	2,963
Less: amount of lease payments representing interest	(7)
Operating Lease, Liability, Total	2,956	$ 2,759
Less: current obligation under leases	(865)	(827)
Long-term lease obligations	$ 2,091	$ 1,932